Law Offices of
                           DERENTHAL & DANNHAUSER LLP
                           One Post Street, Suite 575
                        San Francisco, California 94104
                                 (415) 981-4844
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                                October 27, 2004



BY EDGAR AND OVERNIGHT DELIVERY

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance, Mail Stop 4-4
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549

                  Re:      ATEL Capital Equipment Fund X, LLC
                           Post-Effective Amendment No. 4 to
                           Registration Statement on Form S-1
                           SEC File No. 333-100452

Dear Ms. Long:

         We are filing the attached post-effective amendment no. 4 in order to include in the registrant's current prospectus supplement an updated audited balance sheet for the registrant's manager as of its fiscal year end at July 31, 2004. Other updated information is included in the supplement as well.

          We would hope to have this post-effective amendment no. 4 declared effective as soon as may be practicable, as the current audited balance sheet for the manager will become stale under Section 10(a)(3) of the 1933 Act as of December 1, 2004. We understand that this would give the staff a limited time for review, but we have filed the amendment as promptly as possible upon completion of the manager's audit and the auditor's review of the filing package. The amendment does not represent any other substantive change to the offering terms or disclosure other than updated information. We would note that the original registration statement and prior amendments have undergone full review by the staff.

          The registrant would like to offer any assistance that it might provide in order to attain effectiveness in time to avoid a disruption of its offering. As you may be aware, unlike a stock offering for which investors orders may be placed and filled with a telephone call, each subscription for the registrant's units is typically the product of direct discussions between broker and client, culminating in completion, execution and mailing of hard copy subscription documents, which must be reviewed and processed by hand for confirmation of suitability and admission of the investor to the Fund. As a

Ms. Pamela A. Long
October 27, 2004
Page 2


  result, in a best efforts distribution of the type made by the registrant, a stoppage of even a few days could result in several weeks of disruption to its capital raising efforts, as brokers must either cancel scheduled client conferences or offer alternative investment products.

          Please contact me at any time with any questions or comments you may have concerning this filing.

                                               Very truly yours,



                                               Paul J. Derenthal

cc:  Ms. Courtney Schuster
     Ms. Jeanne Baker
     Mr. Dean L. Cash
     Mr. Paritosh Choksi
     Mr. Donald Carpenter